Income Taxes - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss for the period before taxation	$ 202,083	$ 194,403
Tax benefit at standard U.K. rate at 19%	38,396	36,937
Difference in overseas tax rates	402	122
Expenses not deductible for tax purposes		(4,161)
Tax losses for which no deferred tax asset was recognized	(36,974)	(29,652)
Share-based payment	(3,309)	(4,803)
Total income tax credit/(expense)	$ (1,485)	$ (1,557)
Effective tax rate	(1.00%)	(1.00%)